Schedule of Investments (unaudited) March 31, 2020	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds — 1.1%

Education — 0.4%
American Museum of Natural History, 4.37%, 07/15/45	$1,000	$1,292,148
New York Public Library Astor Lenox & Tilden Foundations, 4.31%, 07/01/45	2,000	2,665,615
Rensselaer Polytechnic Institute, Series 2018, 5.25%, 09/01/48	3,100	3,695,523

		7,653,286

Health Care Providers & Services — 0.3%
Common Spirit Health, 3.35%, 10/01/29	2,517	2,446,141
Northwell Healthcare, Inc., 4.26%, 11/01/47	2,500	2,670,110

		5,116,251

Thrifts & Mortgage Finance — 0.4%
Community Preservation Corp., Series 2020, 2.87%, 02/01/30	6,007	6,482,385

Total Corporate Bonds — 1.1% (Cost — $17,761,380)		19,251,922

Municipal Bonds — 86.5%

New York — 78.3%

Corporate — 1.8%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 01/01/35(a)	280	305,404
City of New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT:
5.00%, 07/01/22	500	535,985
5.00%, 07/01/28	1,520	1,569,810
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.50%, 10/01/37	780	986,692
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	11,865	14,461,181
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/26	1,870	1,854,330
Niagara Area Development Corp., Refunding RB, Covanta Project, Series A, AMT, 4.75%, 11/01/42(a)	9,150	9,365,574

Security	Par (000)	Value

Corporate (continued)
Southold Local Development Corp., RB, Peconic Landing Inc., Project, 4.00%, 12/01/45	$1,900	$1,587,963

		30,666,939

County/City/Special District/School District — 18.5%
Battery Park City Authority, Refunding RB, Series B:
5.00%, 11/01/39	6,600	8,382,066
5.00%, 11/01/40	8,500	10,607,235
City of New York, GO, Future Tax Secured Subordinate, Sub-Series E-1, 5.00%, 03/01/41	2,695	3,244,214
City of New York, GO, Refunding, Series C, 5.00%, 08/01/34	500	579,480
City of New York, GO:
Series A-1, 5.00%, 08/01/21(b)	400	421,300
Series B-1, 5.00%, 12/01/37	4,765	5,702,800
Series B-1, 5.00%, 10/01/39	8,045	9,658,988
Series D, Sub-Series D-1, 5.00%, 12/01/42	7,500	9,048,675
Series E-1, 5.00%, 03/01/44	2,140	2,536,264
Sub-Series D-1, Fiscal 2014, 5.00%, 08/01/31	690	770,537
Sub-Series F-1, 5.00%, 04/01/39	3,000	3,652,200
Sub-Series G-1, 5.00%, 04/01/29(c)	750	807,247
City of New York Convention Center Development Corp., RB, CAB, Sub Lien, Hotel Unit Fee, Series B (AGM), 0.00%, 11/15/55(d)	5,000	1,112,350
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/35	3,500	4,019,435
5.00%, 11/15/40	14,785	16,621,888
5.00%, 11/15/45	8,490	9,543,864
City of New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/42(d)	5,000	2,504,450
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/45(d)	1,500	664,305
(AMBAC), 5.00%, 01/01/39	1,850	1,815,645
Queens Baseball Stadium (AGC), 6.38%, 01/01/39	1,455	1,460,456
Queens Baseball Stadium (AGC), 6.50%, 01/01/46	700	702,555

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
Queens Baseball Stadium (AMBAC), 5.00%, 01/01/46	$790	$791,849
Yankee Stadium Project (NPFGC), 4.75%, 03/01/46	250	250,553
Yankee Stadium Project (NPFGC), 5.00%, 03/01/46	1,000	1,000,970
City of New York Transitional Finance Authority Future Tax Secured, RB:
Fiscal 2014, Sub-Series A-1, 5.00%, 11/01/38	1,000	1,115,740
Fiscal 2014, Sub-Series B-1, 5.00%, 11/01/36	680	769,753
Fiscal 2015, Sub-Series E-1, 5.00%, 02/01/41	3,000	3,437,340
Fiscal 2016, Sub-Series B-1, 5.00%, 11/01/38	5,000	5,816,050
Future Tax Secured Subordinate Bond, Series C-3, 5.00%, 05/01/41	7,100	8,486,985
Future Tax Secured Subordinate Bonds, Sub-Series A-1, 5.00%, 08/01/40	13,360	16,053,376
Future Tax Secured, Series A, Sub-Series E-1, 5.00%, 02/01/36	3,500	4,185,440
Series A-2, 5.00%, 08/01/38	490	587,647
Sub-Series E-1, 5.00%, 02/01/39	1,500	1,749,495
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB:
Build America Bonds, 5.51%, 08/01/37	3,000	4,012,440
Fiscal 2012, Sub-Series E-1, 5.00%, 02/01/42	650	688,643
Multi-Modal Bonds, Sub-Series A-3, 5.25%, 08/01/37	10,000	12,348,300
City of Poughkeepsie New York, GO, Refunding:
5.00%, 06/01/24	465	490,682
5.00%, 06/01/31	335	353,187
Bond Anticipation Notes, Series A, 3.00%, 05/02/20	1,410	1,409,577
City of Syracuse New York, GO, Airport Terminal Security & Access, Series A, AMT (AGM), 4.75%, 11/01/31	500	518,930
City of Yonkers, GO, Refunding, Series A (BAM):
4.00%, 05/01/34	750	871,425
4.00%, 05/01/35	1,000	1,157,760

Security	Par (000)	Value

County/City/Special District/School District (continued)
4.00%, 05/01/36	$1,440	$1,651,637
4.00%, 05/01/37	1,000	1,143,070
County of Nassau New York, GO, Series B:
General Improvement Bonds (AGM), 5.00%, 07/01/37	1,145	1,396,121
General Improvement Bonds (AGM), 5.00%, 07/01/45	4,960	5,924,720
5.00%, 04/01/35	3,600	4,321,188
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(b)	60	62,383
5.25%, 02/15/47	1,235	1,269,469
5.75%, 02/15/47	3,725	3,854,891
Hudson Yards Infrastructure Corp., Refunding RB, Series A:
5.00%, 02/15/35	5,000	5,996,150
5.00%, 02/15/36	2,000	2,390,220
5.00%, 02/15/37	3,500	4,174,450
5.00%, 02/15/39	2,500	2,943,650
5.00%, 02/15/42	27,495	31,997,031
4.00%, 02/15/44	1,000	1,073,810
New York City Transitional Finance Authority Future Tax Secured Revenue, RB:
Series B-1, 4.00%, 11/01/45	17,500	19,338,200
Subordinate, Series A-3, 4.00%, 05/01/43	10,000	11,391,100
New York Liberty Development Corp., Refunding RB:
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	12,015	12,220,577
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	400	411,572
4 World Trade Center Project, 5.00%, 11/15/31	860	907,515
4 World Trade Center Project, 5.00%, 11/15/44	1,500	1,576,500
7 World Trade Center Project, Class 1, 4.00%, 09/15/35	425	445,145
7 World Trade Center Project, Class 2, 5.00%, 09/15/43	3,085	3,260,536
7 World Trade Center Project, Class 3, 5.00%, 03/15/44	1,720	1,831,439

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
Bank of America Tower At One, 2.45%, 09/15/69	$10,000	$9,564,600
Bank of America Tower At One, 2.63%, 09/15/69	15,070	13,979,836
Bank of America Tower At One, 2.80%, 09/15/69	12,500	11,610,125
World Trade Center Project, 5.75%, 11/15/51	1,250	1,337,212

		316,025,243

Education — 8.4%
Amherst Development Corp., Refunding RB:
Daemen College Project,
5.00%, 10/01/43	1,280	1,358,707
5.00%, 10/01/48	975	1,027,718
University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/20(b)	305	310,377
Build NYC Resource Corp., RB(a):
Inwood Academy for Leadership Charter School Project, Series A, 5.13%, 05/01/38	140	140,368
Inwood Academy for Leadership Charter School Project, Series A, 5.50%, 05/01/48	2,025	2,039,054
New Dawn Charter School Project, 5.75%, 02/01/49	1,000	931,450
New Dawn Charter Schools Project,
5.00%, 02/01/33	380	355,855
5.63%, 02/01/39	1,285	1,246,771
Build NYC Resource Corp., Refunding RB:
City University Queens College, Series A, 5.00%, 06/01/43	325	362,538
Manhattan College Project, 5.00%, 08/01/47	1,860	2,197,534
The Chapin School Ltd. Project, 5.00%, 11/01/47	2,900	4,027,926

Security	Par (000)	Value

Education (continued)
City of New York Trust for Cultural Resources, Refunding RB, American Museum of Natural History, Series A, 5.00%, 07/01/37	$885	$1,012,980
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
5.00%, 08/01/28	2,690	3,217,401
Series A, 5.13%, 09/01/40	6,390	6,501,697
Series B, 4.00%, 08/01/35	1,000	1,121,440
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Series A:
Buffalo State College Foundation Housing Corp. Project, 5.38%, 04/01/21(b)	620	647,708
The Charter School for Applied Technologies Project, 5.00%, 06/01/35	600	678,120
County of Cattaraugus New York, RB, St. Bonaventure University Project:
5.00%, 05/01/34	130	146,052
5.00%, 05/01/39	165	182,813
County of Duchess New York Local Development Corp., RB, Marist College Project:
5.00%, 07/01/43	900	1,070,523
5.00%, 07/01/48	1,355	1,597,626
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project, 5.00%, 07/01/42	1,980	2,369,902
County of Madison Capital Resource Corp., Refunding RB, Colgate University Project, 3.27%, 07/01/39	4,570	4,623,926
County of Monroe New York Industrial Development Corp., RB, Rochester Schools Modernization Project:
5.00%, 05/01/33	2,885	3,630,859
5.00%, 05/01/34	2,375	2,977,062
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project:
Series A, 5.00%, 07/01/23(b)	240	270,305
Series A, 5.00%, 07/01/32	300	361,089
Series A, 5.00%, 07/01/33	350	419,706
Series A, 5.00%, 07/01/34	350	418,075
Series A, 5.00%, 07/01/35	800	944,856
Series A, 5.00%, 07/01/36	1,000	1,180,930
Series A, 5.00%, 07/01/37	500	590,410
Series C, 5.05%, 07/01/28	1,000	1,195,250

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 07/01/37	$360	$381,848
5.00%, 07/01/42	220	232,786
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project, 5.38%, 09/01/41	500	522,880
County of St. Lawrence New York Industrial Development Agency, Refunding RB, St. Lawrence University Project, Series B, 4.43%, 07/01/56	1,500	1,804,350
Dobbs Ferry Local Development Corp., RB, Mercy College Project:
5.00%, 07/01/39	1,000	1,129,260
5.00%, 07/01/44	2,000	2,248,600
Dutchess County Local Development Corp., Refunding RB, Culinary Institute of America Project:
5.00%, 07/01/30	200	235,554
5.00%, 07/01/31	200	234,470
5.00%, 07/01/32	440	513,982
5.00%, 07/01/35	155	179,258
5.00%, 07/01/36	100	115,263
5.00%, 07/01/41	215	241,363
5.00%, 07/01/46	300	329,220
New York State Dormitory Authority, RB, Rochester Institute of Technology, Series A, 4.00%, 07/01/44	2,060	2,337,956
New York State Dormitory Authority, RB: Fordham University, Series A, 4.00%, 07/01/46	8,370	9,261,321
State of New York Dormitory Authority, RB:
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/40	2,500	2,906,950
New School (AGM), 5.50%, 07/01/20(b)	1,000	1,010,750
New York University, Series 1 (AMBAC), 5.50%, 07/01/40	500	705,410
New York University, Series 1 (AMBAC) (BHAC), 5.50%, 07/01/31	230	304,906

Security	Par (000)	Value

Education (continued)
State University Of New York Dormitory Facilities, Series A, 5.00%, 07/01/43	$8,065	$9,799,540
Touro College & University System Obligation Group, Series A, 4.13%, 01/01/30	600	619,896
Touro College & University System, Series A, 5.50%, 01/01/44	2,000	2,120,640
Touro College and University System, 5.00%, 01/01/42	5,000	5,397,000
University of Rochester, Series A, 5.75%, 07/01/39	135	135,455
State of New York Dormitory Authority, Refunding RB:
Barnard College, Series A, 5.00%, 07/01/33	470	549,820
Barnard College, Series A, 5.00%, 07/01/43	1,000	1,151,190
Columbia University, Series B, 5.00%, 10/01/38	10,000	12,162,600
Culinary Institute of America, 5.00%, 07/01/42	300	319,626
Fordham University, 5.00%, 07/01/44	850	947,572
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/35	800	933,696
New York University, Series A, 5.00%, 07/01/22(b)	1,000	1,090,000
Pratt Institute, Series A, 5.00%, 07/01/44	1,000	1,124,830
Rockefeller University, Series C, 4.00%, 07/01/49	7,500	8,579,700
Series B, 3.14%, 07/01/43	2,775	2,811,630
Skidmore College, Series A, 5.25%, 07/01/29	135	140,331
St. John’s University, Series A, 5.00%, 07/01/37	350	399,179
State University Dormitory Facilities, Series A, 5.00%, 07/01/22(b)	895	975,550
State University Dormitory Facilities, Series A, 5.25%, 07/01/23(b)	2,095	2,377,930
State University Dormitory Facilities, Series A, 5.25%, 07/01/23(b)	2,095	2,376,212
State University Dormitory Facilities, Series A, 5.00%, 07/01/36	1,850	2,252,079

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
State University Dormitory Facilities, Series A, 5.00%, 07/01/42	$2,000	$2,403,760
State University of New York Dormitory Facilities, Series A, 5.00%, 07/01/38	1,655	2,005,281
Taxable, Brooklyn Law School, Series B, 3.56%, 07/01/26	1,000	1,004,750
Taxable, Brooklyn Law School, Series B, 3.67%, 07/01/27	1,250	1,260,000
Taxable, Brooklyn Law School, Series B, 3.76%, 07/01/28	1,000	1,010,990
Taxable, Brooklyn Law School, Series B, 3.82%, 07/01/29	1,250	1,265,175
Town of Hempstead New York Local Development Corp., Refunding RB:
Adelphi University Project, 5.00%, 10/01/34	465	534,741
Adelphi University Project, 5.00%, 10/01/35	265	304,519
Hofstra University Project, 5.00%, 07/01/47	2,065	2,395,008
Yonkers Economic Development Corp., RB, Charter School of Educational Excellence Project, Series A:
5.00%, 10/15/39	580	584,524
5.00%, 10/15/49	460	443,366
5.00%, 10/15/54	200	191,810

		143,521,555

Health — 3.3%
Build NYC Resource Corp., Refunding RB, New York Methodist Hospital Project, 5.00%, 07/01/30	600	672,696
City of New York Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 02/15/30	1,000	1,002,790
City of New York Industrial Development Agency, Refunding RB, Special Needs FAS Pool, Series A-1 (ACA), 4.38%, 07/01/20	155	154,434
Counties of Buffalo & Erie New York Industrial Land Development Corp., RB, Catholic Health System Obligation, 5.25%, 07/01/35	500	573,575
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc.:
Series A, 5.00%, 07/01/24(b)	750	870,967
Series B, 4.00%, 07/01/41	9,950	10,606,302

Security	Par (000)	Value

Health (continued)
County of Dutchess New York Local Development Corp., Refunding RB:
Health Quest System, Inc., Series A, 5.75%, 07/01/20(b)	$300	$303,594
Nuvance Health Issue, Series B, 4.00%, 07/01/49	1,870	2,007,052
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project:
5.00%, 12/01/27	360	361,012
5.00%, 12/01/32	580	581,589
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, 5.00%, 12/01/46	4,800	5,378,304
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 08/15/40	1,050	1,086,981
County of Nassau New York Industrial Development Agency, Refunding RB, Special Needs Facility Pooled Program (ACA), 4.90%, 07/01/21	150	148,851
County of Orange New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series G-1 (ACA), 4.90%, 07/01/21	535	536,466
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 07/01/32	305	340,090
County of Tompkins New York Development Corp., Refunding RB, Kendal at Ithaca, Inc. Project, Series A:
4.25%, 07/01/44	1,595	1,586,084
5.00%, 07/01/44	1,145	1,177,552
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	3,645	3,835,779
Series B, 6.00%, 11/01/20(b)	325	334,159
Series B, 6.00%, 11/01/30	50	51,279
County of Westchester New York Local Development Corp., Refunding RB:
Kendal On Hudson Project, 5.00%, 01/01/28	930	988,655
Kendal On Hudson Project, 5.00%, 01/01/34	875	916,221
Westchester Medical Center Obligation, 5.00%, 11/01/46	1,610	1,729,124

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
Dutchess County Local Development Corp., Refunding RB, Nuvance Health Issue, Series B, 4.00%, 07/01/44	$900	$970,218
New York State Dormitory Authority, RB: Northwell Health Obligated Group, Series B-3, 5.00%, 05/01/48(e)	5,000	5,824,550
State of New York Dormitory Authority, RB, Orange Regional Medical Center(a):
5.00%, 12/01/40	1,300	1,405,222
5.00%, 12/01/45	1,700	1,803,122
State of New York Dormitory Authority, Refunding RB:
Catholic Health System Obligation, 5.00%, 07/01/32	365	445,472
Catholic Health System Obligation, 5.00%, 07/01/34	160	192,770
Catholic Health System Obligation, 5.00%, 07/01/35	350	418,047
Catholic Health System Obligation, 5.00%, 07/01/36	275	325,639
Catholic Health System Obligation, 4.00%, 07/01/40	325	345,000
Catholic Health System Obligation, 5.00%, 07/01/41	450	513,094
Catholic Health System Obligation, 4.00%, 07/01/45	810	838,156
Memorial Sloan-Kettering Cancer Center, Series 1, 5.00%, 07/01/42	2,200	2,600,840
Mount Sinai Hospital, Series A, 5.00%, 07/01/20(b)	1,635	1,651,334
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(b)	2,500	2,614,475
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/43	1,570	1,749,812

		56,941,307

Security	Par (000)	Value

Housing — 7.3%
City of New York Housing Development Corp., RB:
M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1, 5.25%, 07/01/32	$2,020	$2,228,888
M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1, 5.00%, 07/01/33	5,160	5,627,702
M/F Housing, Series K, 3.85%, 11/01/38	4,000	4,282,600
M/F Housing, Series K, 4.00%, 11/01/48	4,000	4,252,480
Series C-2A, 2.35%, 07/01/22	7,500	7,592,625
Sustainable Neighborhood Bonds, 4.15%, 11/01/46	2,805	2,994,141
City of New York Housing Development Corp., Refunding RB:
M/F Housing, 8 Spruce Street, Class F, 4.50%, 02/15/48	770	812,335
M/F Housing, Sustainable Neighborhood Bonds, 1.75%, 05/01/59(e)	11,000	10,697,830
M/F Housing, Sustainable Neighborhood Bonds, Series B-1B, 2.10%, 11/01/58(e)	3,655	3,710,922
Series D, 4.10%, 11/01/38	2,500	2,699,650
New York City Housing Development Corp., RB, M/F Housing, Sustainable Development Bonds, Series B:
2.36%, 02/01/28	750	802,485
2.41%, 08/01/28	1,120	1,197,650
New York City Housing Development Corp., RB, M/F Housing, Sustainable Neighborhood Bonds:
Series A, 4.38%, 11/01/33	5,000	5,385,700
Series L, 2.75%, 05/01/50(e)	6,500	6,773,845
New York State Housing Finance Agency, RB:
Affordable Housing, Climate Bond, Series D (SONYMA), 2.05%, 05/01/23	5,250	5,279,610
M/F Housing, Affordable Housing Revenue, Series E (SONYMA), 2.13%, 11/01/23	2,500	2,525,700

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing (continued)
M/F Housing, Green Bonds, Climate Bond Certified, Series B, 1.60%, 11/01/24	$20,000	$20,097,400
M/F Housing, Sustainable Bonds, Series I (Fannie Mae) (SONYMA), 1.75%, 05/01/24	3,000	3,021,600
M/F, Climate Bond Certified (Fannie Mae & Freddie Mac) (SONYMA), 1.45%, 05/01/23	2,000	2,006,700
New York State Housing Finance Agency, Refunding RB, Affordable Housing Revenue (SONYMA), 1.80%, 05/01/50(e)	3,490	3,491,256
State of New York HFA, RB, M/F Housing:
Green Bond, Series B (SONYMA), 2.35%, 05/01/22	5,000	5,036,800
Division Street, Series A, AMT (SONYMA), 5.10%, 02/15/38	875	876,715
Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 02/15/39	1,830	1,833,111
Kensico Terrace Apartments, Series A, AMT (SONYMA), 4.90%, 02/15/38	645	646,084
Series C (Ginnie Mae, Fannie Mae & Freddie Mac) (SONYMA), 2.75%, 11/01/31	1,000	1,018,100
State of New York HFA, Refunding RB, Series C (Fannie Mae) (SONYMA), 3.85%, 11/01/39	4,425	4,715,191
State of New York Mortgage Agency, RB, S/F Housing, 49th Series, 3.25%, 10/01/28	5,000	5,164,600
State of New York Mortgage Agency, Refunding RB:
AMT, Series 209, 3.35%, 04/01/29	4,385	4,657,484
S/F Housing, Series 213, 4.10%, 10/01/38	4,300	4,739,933
Yonkers Industrial Development Corp., RB, Series A, AMT (SONYMA):
Monastery Manor Associates LP Project, 5.25%, 04/01/37	585	586,386
Sacred Heart Association Project, 5.00%, 10/01/37	1,640	1,642,985

		126,398,508

Security	Par (000)	Value

State — 7.9%
City of New York Transitional Finance Authority, BARB, Series S-3:
Fiscal 2011, Sub-Series S-1B, Build America Bonds, 6.83%, 07/15/40	$1,500	$2,117,115
5.25%, 07/15/36	2,080	2,570,589
City Of New York Transitional Finance Authority Building Aid Revenue, RB, Fiscal 2015, Series S-1, 5.00%, 07/15/40	4,000	4,565,280
City of New York Transitional Finance Authority Building Aid Revenue, RB, , 5.25%, 07/15/45	5,000	6,007,500
City of New York Transitional Finance Authority Building Aid Revenue, Refunding RB, Series 4-A, 5.25%, 07/15/35	9,165	11,382,563
New York City Transitional Finance Authority Building Aid Revenue, RB:
Series S-1, 5.00%, 07/15/38	2,250	2,709,473
Series S-1, 5.00%, 07/15/43	6,865	7,896,741
Series S-3, 5.00%, 07/15/37	3,015	3,647,306
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, Sub-Series S-3A, 5.00%, 07/15/37	7,000	8,468,040
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 07/01/41	500	576,880
New York State Urban Development Corp., Refunding RB, Personal Income Tax, Series C, 5.00%, 03/15/39	5,000	6,023,150
State of New York Dormitory Authority, RB:
Bid Group 3, Series A, 5.00%, 03/15/39	1,630	1,983,792
Bidding Group Bond, Series B, 5.00%, 02/15/43	3,500	4,171,650
Income Tax, Series A, 5.00%, 02/15/36	9,000	10,762,830
Personal Income Tax, Series G, 5.00%, 08/15/32	1,975	2,072,506

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
Sales Tax, Series A-Group C, 5.00%, 03/15/40	$5,000	$5,980,900
Sales Tax, Series A-Group C, 5.00%, 03/15/43	5,095	6,048,224
Series A, 5.00%, 02/15/38	5,000	5,950,250
Series A, 5.00%, 02/15/42	4,390	5,137,924
State of New York Dormitory Authority, Refunding RB:
Group 3, Series E, 5.00%, 03/15/40	5,645	6,895,988
Group 3, Series E, 5.00%, 03/15/41	3,615	4,397,864
Series A, 5.25%, 03/15/39	7,250	9,009,647
State of New York Urban Development Corp., RB, State Personal Income Tax, General Purpose, Series A, 5.00%, 03/15/38	5,000	6,004,500
State of New York Urban Development Corp., Refunding RB, Bidding Group Bond, Series B, 2.77%, 03/15/31	9,945	10,037,787

		134,418,499

Tobacco — 2.6%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 4.75%, 06/01/39	750	692,918
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A:
6.25%, 06/01/41(a)	3,600	3,602,016
5.00%, 06/01/42	3,775	3,402,294
5.00%, 06/01/45	895	792,165
Counties of New York Tobacco Trust VI, Refunding RB:
Settlement Pass-Through Turbo, Series C, 4.00%, 06/01/51	3,655	2,736,243
Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/45	6,350	6,004,242
Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/51	3,615	3,315,389
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed:
5.25%, 05/15/34	1,750	1,883,175
5.25%, 05/15/40	1,080	1,146,625
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	4,595	4,338,369

Security	Par (000)	Value

Tobacco (continued)
TSASC, Inc. New York, Refunding RB, Series A:
5.00%, 06/01/33	$2,500	$2,902,475
5.00%, 06/01/36	5,835	6,700,856
Westchester Tobacco Asset Securitization Corp., Refunding RB, Tobacco Settlement Bonds, Sub-Series C:
4.00%, 06/01/42	5,910	5,219,062
5.13%, 06/01/51	2,175	2,072,992

		44,808,821

Transportation — 18.3%
Buffalo & Fort Erie Public Bridge Authority, RB:
5.00%, 01/01/47	320	365,040
Toll Bridge System, 5.00%, 01/01/42	955	1,105,527
City of New York Liberty Development Corp., ARB, Liberty, Secured by Port Authority Consolidated, Series 1WTC, 5.00%, 12/15/41	5,000	5,267,850
Metropolitan Transportation Authority, RB:
Green Bonds, Series A, 5.00%, 11/15/35	2,500	2,961,000
Green Bonds, Series A, 5.00%, 11/15/42	5,000	5,801,700
Series A-1, 5.25%, 11/15/23(b)	540	620,120
Series B, 5.25%, 11/15/39	5,795	6,098,426
Series B, 5.25%, 11/15/44	2,125	2,229,635
Series E, 5.00%, 11/15/38	2,350	2,438,994
Metropolitan Transportation Authority, Refunding RB:
Green Bond, Climate Bond Certified, Series A-2 (AGM), 5.00%, 11/15/44	15,000	17,536,200
Green Bond, Group 1, Series C (AGM), 4.00%, 11/15/45	4,550	4,962,958
Green Bond, Sub-Series B-1, 5.00%, 11/15/36	13,500	15,878,160
Series A, 5.25%, 11/15/35	5,000	5,971,350
Series B, 5.00%, 11/15/35	1,750	1,898,960
Series D, 5.00%, 11/15/35	2,500	2,701,250
Series F, 5.00%, 11/15/30	1,000	1,044,550
Series F, 5.00%, 11/15/35	1,500	1,587,435
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	9,985	10,655,992

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
New York Transportation Development Corp., ARB:
Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, AMT, 5.00%, 01/01/25	$5,000	$5,027,200
LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 4.00%, 07/01/31	7,100	7,038,940
LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.00%, 07/01/34	250	258,560
LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.00%, 07/01/41	750	764,258
LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.00%, 07/01/46	10,000	10,157,700
LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	8,475	8,800,440
LaGuardia Airport Terminal B Redevelopment Project, Series B, 3.02%, 07/01/24	4,150	4,102,150
LaGuardia Airport Terminal B Redevelopment Project, Series B, 3.22%, 07/01/25	1,000	992,470
Niagara Falls Bridge Commission, RB, Toll Bridge System (AGM), 4.16%, 10/01/33	1,650	1,825,774
Niagara Frontier Transportation Authority, Refunding ARB, Buffalo Niagara International Airport, AMT:
5.00%, 04/01/34	225	273,674
5.00%, 04/01/35	200	242,260
5.00%, 04/01/36	210	253,300
5.00%, 04/01/37	250	301,075
5.00%, 04/01/38	250	300,185
5.00%, 04/01/39	175	209,421
Niagara Frontier Transportation Authority, Refunding RB, Buffalo Niagara International Airport, AMT, 5.00%, 04/01/32	400	490,760
Port Authority of New York & New Jersey, ARB:
Consolidated Bonds, 200th Series, AMT, 5.00%, 09/01/35	1,945	2,383,228
Consolidated Bonds, 2nd Series, AMT, 5.00%, 10/15/36	3,000	3,530,520

Security	Par (000)	Value

Transportation (continued)
Consolidated Bonds, AMT, 4.00%, 11/01/41	$8,090	$9,040,737
Consolidated, 169th Series, 5.00%, 10/15/41	1,000	1,046,270
JFK International Air Terminal LLC Projects, 5.50%, 12/01/31	7,025	7,052,468
Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	2,000	2,024,120
Port Authority of New York & New Jersey, RB, Taxable Consolidated 164th Series, 5.65%, 11/01/40	1,745	2,256,617
Port Authority of New York & New Jersey, Refunding ARB:
195th Series, AMT, 5.00%, 04/01/36	4,430	5,175,702
Consolidated Bonds, 198th Series, 5.25%, 11/15/56	14,000	16,536,380
Consolidated, 178th Series, AMT, 5.00%, 12/01/43	285	314,458
Consolidated,186th Series, AMT, 5.00%, 10/15/44	1,000	1,118,440
Consolidated, 193rd Series, AMT, 5.00%, 10/15/34	3,445	3,969,432
Consolidated, 197th Series, AMT, 5.00%, 11/15/41	1,250	1,443,388
Consolidated, 202th Series, AMT, 5.00%, 04/15/37	5,000	5,877,500
Consolidated, 206th Series, AMT, 5.00%, 11/15/37	1,525	1,803,038
Port Authority of New York & New Jersey, Refunding RB, AMT:
178th Series, 5.00%, 12/01/32	1,000	1,112,380
Consolidated, 197th Series, 5.00%, 11/15/36	3,000	3,575,100
State of New York Thruway Authority, RB, Junior Lien, Series A:
5.00%, 01/01/41	7,440	8,487,775
5.25%, 01/01/56	11,520	13,157,568
State of New York Thruway Authority, Refunding RB:
General, Series I, 5.00%, 01/01/22(b)	280	298,718
General, Series J, 5.00%, 01/01/41	5,750	6,392,620
General, Series K, 5.00%, 01/01/29	5,000	5,765,650
General, Series K, 5.00%, 01/01/31	2,500	2,874,075
General, Series K, 5.00%, 01/01/32	1,500	1,716,705
Series L, 5.00%, 01/01/33	2,065	2,459,477

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Series L, 5.00%, 01/01/34	$910	$1,104,731
Series L, 5.00%, 01/01/35	1,050	1,271,991
Subordinate, Series B, 4.00%, 01/01/38	10,650	12,016,608
Subordinate, Series B, 4.00%, 01/01/39	2,000	2,248,300
Subordinate, Series B, 4.00%, 01/01/41	4,900	5,464,431
Subordinate, Series B, 4.00%, 01/01/45	27,500	30,953,725
Triborough Bridge & Tunnel Authority, Refunding RB:
General, Series A, 5.00%, 11/15/50	1,000	1,120,920
General, Series B, 5.00%, 11/15/37	10,070	11,839,601
MTA Bridge and Tunnels, Series C, 5.00%, 11/15/37	6,000	7,257,720

		312,853,707

Utilities — 10.2%
City of New York Municipal Water & Sewer System, RB, Water & Sewer System, 2nd General Resolution, Fiscal 2017, Series DD, 5.25%, 06/15/47	2,455	2,910,132
City of New York Municipal Water & Sewer System, Refunding RB:
2nd General Resolution, Fiscal 2013, Series BB, 5.00%, 06/15/47	2,000	2,175,940
Series AA, 4.00%, 06/15/40	5,000	5,758,600
Water & Sewer System, 2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 06/15/39	1,000	1,163,900
Water & Sewer System, 2nd General Resolution, Fiscal 2017, Series EE, 5.00%, 06/15/37	2,735	3,321,083
Water & Sewer System, 2nd General Resolution, Fiscal 2017, Series EE, 5.25%, 06/15/37	1,075	1,305,383
City of New York Water & Sewer System, Refunding RB:
2nd Generation Resolution, Fiscal 2018, Series FF, 5.00%, 06/15/40	11,500	13,928,685
Series EE, 5.00%, 06/15/40	8,355	10,042,042
Subordinate, Series FF-2, 4.00%, 06/15/41	7,500	8,558,775

Security	Par (000)	Value

Utilities (continued)
Long Island Power Authority, RB:
5.00%, 09/01/37	$2,000	$2,477,000
5.00%, 09/01/38	4,200	5,188,554
5.00%, 09/01/39	8,000	9,818,240
General, Electric Systems, 5.00%, 09/01/36	1,000	1,217,920
General, Electric Systems, Series A (AGM), 5.00%, 05/01/21(b)	500	520,915
General, Electric Systems, Series B, 5.00%, 09/01/45	5,000	5,816,350
General, Electric Systems, Series C (AGC), 5.25%, 09/01/29	3,000	3,851,010
Series B, 1.65%, 09/01/49(e)	10,000	9,866,000
Long Island Power Authority, Refunding RB, Electric System, Series B, 5.00%, 09/01/46	2,000	2,367,580
New York City Water & Sewer System, Refunding RB, Series DD-2, Block 5, 5.00%, 06/15/40	4,850	5,829,312
New York State Thruway Authority, Refunding RB, Series B, 4.00%, 01/01/37	2,145	2,389,080
State of New York Energy Research & Development Authority, Refunding RB, Rochester Gas & Electric Corp., Series C, 2.63%, 04/01/34(e)	25,000	25,930,500
State of New York Environmental Facilities Corp., Refunding RB, New York City Municipal Water:
Finance, Series A, 5.00%, 06/15/22(c)	3,810	4,130,611
Finance, Series A, 5.00%, 06/15/23(c)	2,005	2,249,249
Finance, Series A, 5.00%, 06/15/24(c)	1,400	1,622,390
Finance, Series A, 5.00%, 06/15/25(c)	2,080	2,481,232
Finance, Series A, 5.00%, 06/15/26(c)	1,500	1,838,010
Revolving Funds, Series B, 5.00%, 06/15/36	1,000	1,044,700
Suffolk County Water Authority, Refunding RB, Series A, 3.75%, 06/01/36	5,815	6,202,628

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Utility Debt Securitization Authority, Refunding RB, Restructuring:
5.00%, 12/15/37	$5,000	$5,880,100
Series TE, 5.00%, 12/15/41	20,145	22,541,046

		172,426,967

Total Municipal Bonds in New York		1,338,061,546

Connecticut — 0.2%

State — 0.2%
Mashantucket Western Pequot Tribe, 7.35%, 07/01/26	17,378	2,780,522

Total Municipal Bonds in Connecticut		2,780,522

Illinois — 0.8%

County/City/Special District/School District — 0.8%
Chicago Board of Education, GO:
Build America Bonds, 6.52%, 12/01/40	3,600	3,612,528
Taxable Build America Bonds, 6.04%, 12/01/29	3,425	3,375,303
Taxable Build America Bonds, 6.14%, 12/01/39	6,150	5,938,809
Taxable Qualified School Construction Bonds, 6.32%, 11/01/29	1,645	1,622,875

Total Municipal Bonds in Illinois		14,549,515

Ohio — 0.5%

Tobacco — 0.5%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Senior, Series B-2, 5.00%, 06/01/55	9,915	8,869,463

Total Municipal Bonds in Ohio		8,869,463

Puerto Rico — 6.7%

State — 3.6%
Commonwealth of Puerto Rico, GO, Public Improvements(f)(g):
Public Improvement, 5.25%, 07/01/17	205	122,396
Public Improvement, Series A, 5.25%, 07/01/22	440	299,368
Public Improvement, Series A, 5.13%, 07/01/31	1,560	1,061,396
Series A, 5.25%, 07/01/26	150	102,057
Commonwealth of Puerto Rico, GO, Refunding(f)(g):
Public Improvement, Series A, 5.50%, 07/01/32	545	370,808

Security	Par (000)	Value

State (continued)
Public Improvement, Series A, 6.00%, 07/01/34	$445	$320,400
Public Improvement, Series A, 5.50%, 07/01/39	4,190	2,622,940
Public Improvement, Series A, 5.00%, 07/01/41	3,445	2,092,838
Public Improvement, Series C, 6.00%, 07/01/39	220	150,103
Series A, 5.50%, 07/01/18	330	197,027
Series A, 5.75%, 07/01/41	520	374,400
6.00%, 07/01/39	750	511,713
Series A, 8.00%, 07/01/35	13,150	7,929,950
Commonwealth of Puerto Rico, GO, Series B(f)(g):
5.38%, 07/01/33	475	323,181
6.00%, 07/01/38	1,885	1,286,105
Puerto Rico Public Buildings Authority, Refunding RB(f)(g):
Government Facilities, Series F (GTD), 5.25%, 07/01/24	260	222,950
Series M, 10.00%, 07/01/34	490	448,008
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/29(d)	490	330,534
CAB, Series A-1, 0.00%, 07/01/31(d)	582	359,565
CAB, Series A-1, 0.00%, 07/01/33(d)	841	460,961
CAB, Series A-1, 0.00%, 07/01/46(d)	30,821	7,227,833
CAB, Series A-1, 0.00%, 07/01/51(d)	16,952	2,902,182
Series A-1, 4.75%, 07/01/53	12,641	12,026,268
Series A-1, 5.00%, 07/01/58	4,635	4,508,372
Series A-2, 4.33%, 07/01/40	6,052	5,564,269
Series A-2, 4.78%, 07/01/58	9,107	8,533,259
Series A-2, 4.54%, 07/01/53	49	44,406
Series B-1, 0.00%, 07/01/46(d)	2,677	625,454

		61,018,743

Utilities — 3.1%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	205	192,776
5.13%, 07/01/37	2,345	2,202,612
5.75%, 07/01/37	1,325	1,294,167
5.25%, 07/01/42	470	446,425

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 07/01/38	$1,540	$1,551,504
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series B:
5.00%, 07/01/23	3,050	3,011,021
5.35%, 07/01/27	2,985	2,951,926
6.15%, 07/01/38	1,655	1,589,346
Puerto Rico Electric Power Authority, 1.00%, 01/01/21(c)(e)	277	216,452
Puerto Rico Electric Power Authority, RB:
Series 2013-A, 7.00%, 07/01/33(f)(g)	1,025	744,734
Series 2013-A, 7.00%, 07/01/43(f)(g)	410	297,894
Series A, 5.00%, 07/01/29(f)(g)	1,860	1,317,866
Series A, 6.75%, 07/01/36(f)(g)	3,560	2,586,589
Series A, 5.00%, 07/01/42(f)(g)	3,150	2,231,869
Series A-3, 10.00%, 07/01/19(f)(g)	999	850,491
Series B-3, 10.00%, 07/01/19(f)(g)	999	850,491
Series C-1, 5.40%, 01/01/18(f)(g)	2,745	2,140,975
Series C-2, 5.40%, 07/01/18(f)(g)	2,745	2,141,322
Series C-4, 5.40%, 07/01/20(f)(g)	278	216,452
Series CCC, 5.25%, 07/01/26(f)(g)	770	545,568
Series CCC, 5.25%, 07/01/28(f)(g)	440	311,753
Series D, 7.50%, 07/01/20	762	553,646
Series TT, 5.00%, 07/01/25(f)(g)	210	148,791
Series TT, 5.00%, 07/01/26(f)(g)	565	400,319
Series TT, 5.00%, 07/01/32(f)(g)	470	333,009
Series WW, 5.50%, 07/01/19(f)(g)	610	478,087
Series WW, 5.38%, 07/01/22(f)(g)	605	428,661
Series WW, 5.38%, 07/01/24(f)(g)	385	272,784
Series WW, 5.25%, 07/01/33(f)(g)	420	297,583
Series WW, 5.50%, 07/01/38(f)(g)	520	368,436
Series WW, 5.50%, 07/01/49(f)(g)	535	419,306
Series WW, 5.50%, 07/01/49(f)(g)	435	340,931
Series XX, 5.25%, 07/01/27(f)(g)	285	201,931
Series XX, 5.25%, 07/01/35(f)(g)	185	131,078
Series XX, 5.75%, 07/01/36(f)(g)	260	184,218
Series XX, 5.25%, 07/01/40(f)(g)	5,345	3,787,093
Puerto Rico Electric Power Authority, Refunding RB:
Series AAA, 5.25%, 07/01/22(f)(g)	990	701,445
Series AAA, 5.25%, 07/01/23(f)(g)	2,670	1,891,775
Series AAA, 5.25%, 07/01/24(f)(g)	225	159,419
Series AAA, 5.25%, 07/01/28(f)(g)	5,655	4,006,737
Series AAA, 5.25%, 07/01/29(f)(g)	235	166,505

Security	Par (000)	Value

Utilities (continued)
Series BBB, 5.40%, 07/01/28(f)(g)	$1,240	$878,577
Series UU, 1.00%, 07/01/19(e)(f)(g)	165	107,250
Series UU, 1.16%, 07/01/19(e)(f)(g)	185	120,250
Series UU, 1.32%, 07/01/20(e)(f)(g)	1,475	1,076,750
Series UU, 1.66%, 07/01/31(e)(f)(g)	1,755	1,281,150
Series ZZ, 5.25%, 07/01/19(f)(g)	1,370	1,073,737
Series ZZ, 5.00%, 07/01/20	2,220	1,572,937
Series ZZ, 5.25%, 07/01/21(f)(g)	3,420	2,423,173
Series ZZ, 5.25%, 07/01/24(f)(g)	875	619,964
Series ZZ, 5.25%, 07/01/26(f)(g)	110	77,938
Series ZZ, 5.00%, 07/01/28(f)(g)	435	308,211
Series ZZ, 5.00%, 07/01/49(f)(g)	430	337,013
Taxable Build America Bonds, Series YY, 6.13%, 07/01/40(f)(g)	1,860	1,317,866

		54,158,803

Total Municipal Bonds in Puerto Rico		115,177,546

Total Municipal Bonds — 86.5% (Cost — $1,439,416,356)		1,479,438,592

Municipal Bonds Transferred to Tender Option Bond Trusts(h) — 10.1%

New York — 10.1%

County/City/Special District/School District — 1.3%
City of New York, GO:
Series F-1, 5.00%, 04/01/39	10,000	12,173,997
Sub-Series I-1, 5.00%, 03/01/36	1,500	1,683,735
City of New York Transitional Finance Authority, RB, Future Tax Secured:
Sub-Series D-1, 5.00%, 11/01/38	1,650	1,736,213
Sub-Series F-1, 5.00%, 05/01/38	3,448	4,102,323
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(i):
5.75%, 02/15/21(b)	1,393	1,496,778
5.75%, 02/15/47	857	920,773

		22,113,819

State — 3.9%
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 4.00%, 10/15/32	1,440	1,593,518

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
State of New York Dormitory Authority, RB:
Bid Group 2, Series A, 5.00%, 03/15/32	$5,000	$6,260,400
General Purpose, Series C, 5.00%, 03/15/41	1,000	1,026,700
Group B, State Sales Tax, Series A, 5.00%, 03/15/39	15,393	18,485,555
State Personal Income Tax, Series A, 5.00%, 02/15/34	10,000	12,028,698
State of New York Dormitory Authority, Refunding RB, Bid Group 4, Series C, 5.00%, 03/15/39	9,000	10,953,450
State of New York Urban Development Corp., Refunding RB, State Personal Income Tax, Series A:
4.00%, 03/15/37	8,740	9,761,968
5.00%, 03/15/45	6,004	6,969,690

		67,079,979

Transportation — 3.0%
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.00%, 11/15/39	4,260	4,459,283
Metropolitan Transportation Authority, Refunding RB, Green Bonds, Sub-Series B-1, 5.00%, 11/15/51	10,000	11,365,897
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	6,495	6,875,804
Port Authority of New York & New Jersey, Refunding ARB:
Consolidated, Series 169th, AMT, 5.00%, 10/15/26	1,500	1,578,915
Series194th, 5.25%, 10/15/55	1,950	2,271,262
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 03/15/31	1,560	1,642,009

Security	Par (000)	Value

Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB:
Series A, 5.00%, 11/15/41	$10,000	$11,575,000
Series B, 5.00%, 11/15/38	9,000	10,580,220

		50,348,390

Utilities — 1.9%
City of New York Municipal Water & Sewer System, Refunding RB, 2nd General Resolution:
Fiscal 2018, 5.00%, 06/15/38(i)	7,504	9,088,523
Water & Sewer System, Fiscal 2011, Series HH, 5.00%, 06/15/32	2,790	2,906,343
Water & Sewer System, Fiscal 2012, Series BB, 5.00%, 06/15/44	3,751	3,968,945
Utility Debt Securitization Authority, Refunding RB, Restructuring:
5.00%, 12/15/41	7,800	9,395,490
Series A, 5.00%, 12/15/34	5,000	5,962,200
Series B, 4.00%, 12/15/35	1,300	1,461,707

		32,783,208

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 10.1% (Cost — $163,030,451)		172,325,396

Total Long-Term Investments — 97.7% (Cost — $ 1,620,208,187)		1,671,015,910

	Shares

Short-Term Securities — 5.8%
BlackRock Liquidity Funds New York Money Fund Portfolio, 3.23%(j)(k)	98,973,817	98,973,817

Total Short-Term Securities — 5.8% (Cost — $98,970,308)		98,973,817

Total Investments — 103.5% (Cost — $ 1,719,178,495)		1,769,989,727

Other Assets Less Liabilities — 1.6%		27,521,631

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.1)%		(87,843,860)

Net Assets — 100.0%		$1,709,667,498

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	When-issued security.
(d)	Zero-coupon bond.

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock New York Municipal Opportunities Fund

(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Non-income producing security.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between August 15, 2020 to June 15, 2025, is $5,134,282.

(j)	Annualized 7-day yield as of period end.
(k)

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 06/30/19	Shares Purchased		Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds New York Money Fund Portfolio	31,207,194	67,766,623	(b)	—	98,973,817	$98,973,817	$644,381	$(5,192)	$3,509
iShares National Municipal Bond Fund(c)	—	250,000		(250,000)	—	—	22,765	130,544	—

						$98,973,817	$667,146	$125,352	$3,509

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)	As of period end, the entity is no longer held by the Fund.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

ACA	American Capital Access Holding Ltd.

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BARB	Building Aid Revenue Bonds

BHAC	Berkshire Hathaway Assurance Corp.

CAB	Capital Appreciation Bonds

EDC	Economic Development Corp.

FHA	Federal Housing Administration

GO	General Obligation Bonds

GTD	Guaranteed

HFA	Housing Finance Agency

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PILOT	Payment in Lieu of Taxes

RB	Revenue Bonds

S/F	Single-Family

SONYMA	State of New York Mortgage Agency

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock New York Municipal Opportunities Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$1,671,015,910	$—	$1,671,015,910
Short-Term Securities	98,973,817	—	—	98,973,817

	$98,973,817	$1,671,015,910	$—	$1,769,989,727

(a)	See above Schedule of Investments for values in each sector, state or political subdivision.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $87,479,461 are categorized as Level 2 within the disclosure hierarchy.